Annual Total Returns- Transamerica Asset Allocation - Conservative Portfolio (Retail Class) [BarChart] - Retail Class - Transamerica Asset Allocation - Conservative Portfolio - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.11%)	9.58%	8.35%	4.18%	(0.53%)	5.51%	9.86%	(4.37%)	12.34%	13.16%